Equity (Tables)	6 Months Ended
Jun. 30, 2020
Equity [abstract]
Schedule of share capital
	June 30, 2020		December 31, 2019		June 30, 2019
	Authorized	Issued and outstanding	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares
Ordinary Shares of NIS 0.1 par value each	1,000,000,000	563,521,454	300,000,000	228,788,014	300,000,000	165,966,494

Schedule of reconciliation of the fair value measurements

Balance at January 1, 2020	$-

Issuance at April 3, 2020	$1,250
Net change in fair value of the Series B warrants designated at fair value through profit or loss	172
Conversion part of Series B warrants	(1,419)

Balance at June 30, 2020	$3